Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Interest expense on lease liabilities	$ 13	$ 11	$ 5
Expense on short-term, low value and variable leases	4	3
Total cash outflows for leases	85	59
Lease liability payments	69	52	$ 0
Interest payments	12	5
Short-term and low value lease payments	$ 4	$ 2